FAIR VALUE OF FINANCIAL INSTRUMENTS - EXCESS MSRs LEVEL 3 (Details 3) (Level 3 Inputs, USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011		Sep. 30, 2013		Dec. 31, 2012
MSRs Pool 1
Balance, beginning		[1]	$ 40,910	[1]	$ 43,971	[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income	367	[1],[3]	6,807	[1],[3]	5,877	[1],[3]
Interest income	1,260	[1]	5,097	[1]	7,955	[1]
Purchases, sales and repayments
Purchases	43,742	[1]		[1]		[1]
Purchase adjustments				[1]	(178)	[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments	(1,398)	[1]	(10,278)	[1]	(16,715)	[1]
Balance, ending	43,971	[1]	42,536	[1]	40,910	[1]
MSRs Pool 2
Balance, beginning		[1]	39,322	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	7,509	[1],[3]	1,226	[1],[3]
Interest income		[1]	3,739	[1]	3,450	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	43,872	[1]
Purchase adjustments				[1]	(1,522)	[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(9,096)	[1]	(7,704)	[1]
Balance, ending		[1]	41,474	[1]	39,322	[1]
MSRs Pool 3
Balance, beginning		[1]	35,434	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	7,657	[1],[3]	2,780	[1],[3]
Interest income		[1]	4,892	[1]	3,409	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	36,218	[1]
Purchase adjustments				[1]		[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(8,689)	[1]	(6,973)	[1]
Balance, ending		[1]	39,294	[1]	35,434	[1]
MSRs Pool 4
Balance, beginning		[1]	15,036	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	3,644	[1],[3]	1,004	[1],[3]
Interest income		[1]	2,034	[1]	1,381	[1]
Purchases, sales and repayments
Purchases		[1]		[1]	15,439	[1]
Purchase adjustments				[1]		[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(3,525)	[1]	(2,788)	[1]
Balance, ending		[1]	17,189	[1]	15,036	[1]
MSRs Pool 5
Balance, beginning		[1]	114,334	[1]		[1]
Transfers
Transfers from Level 3		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3		[1],[2]		[1],[2]		[1],[2]
Gains (losses) included in net income		[1],[3]	18,208	[1],[3]	(1,864)	[1],[3]
Interest income		[1]	14,728	[1]	11,293	[1]
Purchases, sales and repayments
Purchases		[1]	26,637	[1]	124,813	[1]
Purchase adjustments				[1]		[1]
Proceeds from sales		[1]		[1]		[1]
Proceeds from repayments		[1]	(26,741)	[1]	(19,908)	[1]
Balance, ending		[1]	147,166	[1]	114,334	[1]
MSRs Pool 11
Balance, beginning				[1]
Transfers
Transfers from Level 3				[1],[2]
Transfers into Level 3				[1],[2]
Gains (losses) included in net income				[1],[3]
Interest income				[1]
Purchases, sales and repayments
Purchases			2,391	[1]
Purchase adjustments				[1]
Proceeds from sales				[1]
Proceeds from repayments				[1]
Balance, ending			2,391	[1]
MSRs Pool 12
Balance, beginning				[1]
Transfers
Transfers from Level 3				[1],[2]
Transfers into Level 3				[1],[2]
Gains (losses) included in net income			74	[1],[3]
Interest income			51	[1]
Purchases, sales and repayments
Purchases			17,393	[1]
Purchase adjustments				[1]
Proceeds from sales				[1]
Proceeds from repayments				[1]
Balance, ending			17,518	[1]
MSRs
Balance, beginning			245,036	[1]	43,971
Transfers
Transfers from Level 3		[2]		[1],[2]		[2]
Transfers into Level 3		[2]		[1],[2]		[2]
Gains (losses) included in net income	367	[3]	43,899	[1],[3]	9,023	[3]
Interest income	1,260		30,541	[1]	27,488
Purchases, sales and repayments
Purchases	43,742		46,421	[1]	220,342
Purchase adjustments				[1]	(1,700)
Proceeds from sales				[1]
Proceeds from repayments	(1,398)		(58,329)	[1]	(54,088)
Balance, ending	$ 43,971		$ 307,568	[1]	$ 245,036	[1]

[1]	Includes the Recapture Agreement for each respective pool.
[2]	Transfers are assumed to occur at the beginning of the respective period.
[3]	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in "Change in fair value of investments in excess mortgage servicing rights" in the consolidated statements of income.